Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 20,901	€ 20,438	€ 18,302
Cost of sales	(13,461)	(13,227)	(11,582)
Gross profit	7,440	7,211	6,720
Selling and distribution expenses	(3,349)	(3,345)	(3,178)
Administrative expenses	(1,402)	(1,734)	(1,310)
Other income	104	0	107
Operating profit	2,793	2,132	2,339
Finance income	103	85	65
Finance costs	(306)	(272)	(185)
Total finance costs, net	(203)	(187)	(120)
Non-operating items	(21)	(9)	(16)
Profit before taxes	2,569	1,936	2,203
Taxes	(590)	(492)	(534)
Profit after taxes	1,979	1,444	1,669
Profit attributable to shareholders	1,942	1,418	1,669
Profit attributable to non-controlling interests	€ 37	€ 26	€ 0
Basic earnings per share (in EUR per share)	€ 4.26	€ 3.08	€ 3.64
Diluted earnings per share (in EUR per share)	€ 4.26	€ 3.08	€ 3.63